1933 Act File No. 2-72277
                                          1940 Act File No. 811-3181

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ___X___
                                                                  -------

    Pre-Effective Amendment No.         ....................      ______
                                --------                          ------

    Post-Effective Amendment No. __34_____..................      ___X___

                                                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ___X___

    Amendment No. __25_____.................................      ___X___

                      FEDERATED SHORT-TERM MUNICIPAL TRUST


                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on ________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)
 X on August 31, 1998 pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                 Copies to:

Matthew J. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                             CROSS REFERENCE SHEET

      This Amendment to the Registration Statement of FEDERATED SHORT-TERM MUNICIPAL TRUST, which consists of one portfolio: Federated Short-Term Municipal Trust, which is offered in two separate classes of shares, Institutional Shares and Institutional Service Shares, is comprised of the following:

PART A.     INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................Cover Page.
Item 2.     Synopsis......................Summary of Trust Expenses.
Item 3.     Condensed Financial
              Information.................Financial Highlights; Performance
                                          Information.
Item 4.     General Description of
              Registrant..................General Information; Investment
                                          Information; Investment Objective;
                                          Investment Policies; Municipal
                                          Securities; Investment Risks;
                                          Investment Limitations.

Item 5.     Management of the Trust.......Trust Information; Management of the
                                          Trust; Distribution of (Institutional
                                          or Institutional Service) Shares;
                                          Administration of the Trust;
Item 6.     Capital Stock and Other
              Securities..................Dividends; Capital Gains; Shareholder
                                          Information; Voting Rights; Tax
                                          Information; Federal Income
                                          Tax; State and Local Taxes; Other
                                          Classes of Shares.

Item 7.     Purchase of Securities Being
              Offered.....................Net Asset Value; Investing in
                                          (Institutional or Institutional
                                          Service) Shares; Share Purchases;
                                          Minimum Investment Required; What
                                          Shares Cost; Account Activity.

Item 8.     Redemption or Repurchase......Redeeming (Institutional or
                                          Institutional Service) Shares;
                                          Telephone Redemption; Written
                                          Requests; Accounts With Low Balances.

Item 9.     Pending Legal Proceedings     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents.............Table of Contents.
Item 12.    General Information and
            History.......................General Information About the Trust;
                                          About Federated Investors, Inc.;
                                          Economic and Market Information.
Item 13.    Investment Objectives and
            Policies......................Investment Objective and Policies;
                                          Acceptable Investments; When Issued
                                          and Delayed Delivery
                                          Transactions;  Portfolio Turnover;
                                          Investment Limitations.

Item 14.    Management of the Fund........Trust Management; Trust Ownership;
                                          Trustees' Compensation; Trustee
                                          Liability.

Item 15.    Control Persons and Principal
            Holders of Securities         Not Applicable.

Item 16.    Investment Advisory and Other
            Services......................Investment Advisory Services;
                                          Adviser to the Trust; Advisory Fees;
                                          Other Related Services; Trust
                                          Administration; Custodian and
                                          Portfolio Accountant; Independent
                                          Public Accountants; Transfer
                                          Agent.

Item 17.    Brokerage Allocation          Brokerage Transactions.

Item 18.    Capital Stock and Other
            Securities                    Massachusetts Partnership Law.

Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered.......................Purchasing Shares; Distribution Plan
                                          (Institutional Service Shares only)
                                          and Shareholder Services
                                          Agreement; Determining Net Asset
                                          Value; Redeeming Shares; Valuing
                                          Municipal Securities; Use of
                                          Amortized Cost; Redemption In Kind.

Item 20.    Tax Status                    Tax Status; The Trust's Tax Status.

Item 21.    Underwriters                  Not applicable.

Item 22.    Calculation of Performance
            Data..........................Total Return; Yield; Tax-Equivalent
                                          Yield; Performance Comparisons.

Item 23.    Financial Statements..........To be filed by amendment.



Federated Short-Term Municipal Trust
Institutional Shares


Prospectus





The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated Short-Term Municipal Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future reference.



The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated August 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.















Prospectus dated August 31, 1998

Financial Highlights--Institutional Shares       2

General Information..................  3
  Year 2000 Statement...................................................       3

Investment Information...............  3
  Investment Objective...............  3
  Investment Policies................  3
  Municipal Securities...............  5
  Investment Risks...................  5
  Investment Limitations.............  5

Trust Information....................  5
  Management of the Trust............  5
  Distribution of Institutional Shares    6
  Administration of the Trust........  6

Net Asset Value......................  7

Investing in Institutional Shares....  7
  Share Purchases....................  7
  Minimum Investment Required........  7
  What Shares Cost...................  7
  Account Activity...................  8
  Dividends..........................  8
  Capital Gains......................  8



Redeeming Institutional Shares.......  8
  Telephone Redemption...............  8
  Written Requests...................  8
  Accounts with Low Balances.........  9

Shareholder Information..............  9
  Voting Rights......................  9

Tax Information......................  9
  Federal Income Tax.................  9
  State and Local Taxes.............. 10

Performance Information.............. 10

Other Classes of Shares.............. 11

Financial Highlights--Institutional Service Shares           12

Financial Statements................. 13

Report of Independent
  Public Accountants      Inside Back Cover

   The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 8, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares (the "Shares") of the Trust.

Shares of the Trust are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors, Inc.. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of municipal securities. A minimum initial investment of $25,000 over a 90-day period is required. The Trust may not be a suitable investment for retirement plans since it invests in municipal securities.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

Year 2000 Statement. Like other mutual funds and business organizations worldwide, the Trust's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Trust and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Trust's operations.




Investment Objective
The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. Interest income of the Trust that is exempt from federal regular income tax retains its tax-free status when distributed to the Trust's shareholders. The Trust attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax-exempt. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective, and the above investment policy, cannot be changed without approval of shareholders.

Investment Policies
The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Acceptable Investments
The municipal securities in which the Trust invests are:

n debt obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these, including industrial development bonds, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Trust and/or the investment adviser to the Trust, exempt from federal regular income tax; and

n participation interests, as described below, in any of the above obligations.

Average Maturity
The dollar-weighted average maturity of the Trust's portfolio of municipal securities will be less than three years. For purposes of determining the dollar-weighted average maturity of the Trust's portfolio, the maturity of a municipal security will be its ultimate maturity, unless it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding, or redemption provision, in which case the maturity date will be the date on which it is probable that the security will be called, refunded, or redeemed. If the municipal security includes the right to demand payment, the maturity of the security for purposes of determining the Trust's dollar-weighted average maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment.

Characteristics
The municipal securities in which the Trust invests are:

n rated within the four highest ratings for municipal securities by Moody's
  Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa) or by
  Standard & Poor's ("S&P") and Fitch IBCA, Inc. ("Fitch") (AAA, AA, A, or BBB); n guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;
n rated at the time of purchase within the two highest ratings categories of Moody's short-term municipal securities ratings, (MIG1/VMIG1, MIG2/VMIG2) or Moody's municipal commercial paper ratings, (P-1, P-2) or S&P's municipal note rating, (SP-1, SP-2) or S&P's municipal commercial paper and short-term ratings, (A-1, A-2); or
n unrated, if at the time of purchase, determined by the Trust's investment adviser to be of comparable quality to municipal securities as stated above.



Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The prices of fixed income securities fluctuate inversely to the direction of interest rates. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

Participation Interests
The Trust may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Trust an undivided interest in municipal securities. The financial institutions from which the Trust purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Trust.

Variable Rate Municipal Securities
Some of the municipal securities which the Trust purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate or interest rate index or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable rate municipal securities will be treated as maturing on the date of the next scheduled adjustment to the interest rate for purposes of determining the dollar-weighted average maturity of the portfolio.

When-Issued and Delayed Delivery Transactions
The Trust may purchase municipal securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

   Inverse Floaters
The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

Financial Futures
The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

  Risks
  When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.



Temporary Investments
From time to time on a temporary basis, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in short-term temporary investments which may or may not be exempt from federal income tax. Temporary investments include: tax-exempt variable and floating rate demand notes; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of domestic branches of U.S. banks; and repurchase agreements (arrangements in which the organization selling the Trust a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments with the exception of temporary municipal securities which are subject to the same rating requirements as all other municipal securities in which the Trust invests. However, the investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Trust.

Although the Trust is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

Municipal Securities
Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment. The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Investment Risks
Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal bond markets; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Investment Limitations
The Trust will not:

n Invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations); or n borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Trust will not:
n commit more than 15% of its net assets to illiquid obligations;
n invest more than 5% of its total assets in industrial development bonds of issuers that have a record of less than three years of continuous operations.



Management of the Trust
Board of Trustees
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

Investment Adviser
Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

Advisory Fees
  The Trust's Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. Under the investment advisory contract, the Adviser will reimburse the Trust the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including its investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

Adviser's Background
     Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.. All of the Class A (voting) shares of Federated Investors Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Jeff A. Kozemchak has been the Trust's portfolio manager since June 1996. Mr. Kozemchak joined Federated Investors Inc. or its predecessor in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Mr. Kozemchak served as an Assistant Vice President of the investment adviser from 1990 until 1992. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson has been the Trust's portfolio manager since January 1997. Ms. Ochson joined Federated Investors Inc. or its predecessor in 1982 and has been a Senior Vice President of the Trust's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice president of the Trust's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Federated Management and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

Distribution of Institutional Shares
   Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors,
Inc..

Administration of the Trust
Administrative Services
Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. ("Federated Funds") as specified below:

Maximum                                         Average Aggregate
  Fee     Daily Net Assets
 0.150%on the first $250 million 0.125%on the next $250 million 0.100%on the next $250 million
 0.075%on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

Shareholder Services
The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.


Supplemental Payments to Financial Institutions
In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.




The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares may differ from that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.




Share Purchases
Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. Shares may be purchased either by wire or by mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.


By Wire
To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Short-Term Municipal Trust - Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

By Mail
To purchase Shares by mail, send a check made payable to Federated Short-Term Municipal Trust--Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted into federal funds. This is normally the next business day after the check is received.

Minimum Investment Required
The minimum initial investment in Shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. The minimum investment for an institutional investor will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

What Shares Cost
Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Account Activity
Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

Dividends
Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional Shares unless cash payments are requested by contacting the Trust.

Capital Gains
Distributions of net realized long-term capital gains realized by the Trust, if any, will be made at least annually.




The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions may be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

Telephone Redemption
Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

Written Requests
Shares may also be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name and class of shares, his account number, and the Share or dollar amount requested. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

Signatures
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

n a trust company or commercial bank whose deposits are insured by the Bank
  Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

n a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;

n a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

n any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934, as amended.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Receiving Payment
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.




Voting Rights
Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called for this purpose by the Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.




Federal Income Tax
The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. Interest on certain "private activity" bonds issued after August 7, 1986, is treated as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Trust may purchase all types of municipal bonds, including private activity bonds. Thus, while the Trust has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Trust's dividends may be treated as a tax preference item. In addition, in the case of a corporate shareholder, dividends of the Trust which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Trust dividend, and alternative minimum taxable income does not include the portion of the Trust's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax. Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided
annually. State and Local Taxes    Because interest received by the Trust may
not be exempt from all state and local taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




From time to time the Trust advertises its total return, yield, and tax-equivalent yield for Institutional Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Trust is sold without any sales charge or other similar non-recurring charges.

Total return, yield, and tax-equivalent yield will be calculated separately for Shares and Institutional Service Shares.

From time to time, advertisements for the Trust may refer to ratings, rankings and other information in certain financial publications and/or compare the Trust's performance to certain indices.




The Trust also offers another class of shares called Institutional Service
Shares.

Institutional Service Shares are sold primarily to retail and private banking customers of financial institutions at net asset value and are subject to a minimum initial investment of $25,000.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed pursuant to a 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of up to 0.25% of the Institutional Service Shares' average daily net assets.

Expense differences between Institutional Shares and Institutional Service Shares may affect the performance of each class.




Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

Federated Short-Term
 Municipal Trust
Institutional Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent
and Dividend
Disbursing Agent
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Short-Term Municipal Trust
Institutional Shares


Prospectus
August 31, 1998
A No-Load, Open-End, Diversified
Management Investment Company

Federated Securities Corp., Distributor
Cusip 313907107
8072507A-IS (8/98)





Federated Short-Term Municipal Trust
Institutional Shares

Institutional Service Shares

Statement of Additional Information





   This Statement of Additional Information should be read with the prospectuses for Institutional Shares and Institutional Service Shares of Federated Short-Term Municipal Trust (the "Trust"), dated August 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

Federated Short-Term Municipal Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

Statement dated August 31, 1998 Cusip 313907107 Cusip 313907206 8072507B (8/98)

General Information About the Trust.1

Investment Objective and Policies...1
  Acceptable Investments............1
  When-Issued and Delayed Delivery Transactions 1
  Portfolio Turnover................2
  Investment Limitations............2

Federated Short-Term Municipal Trust Management 4
  Trust Ownership...................7
  Trustee Compensation..............8
  Trustee Liability.................8

Investment Advisory Services........8
  Adviser to the Trust..............8
  Advisory Fees.....................9
  Other Related Services............9

Brokerage Transactions..............9

Other Services......................9
  Trust Administration..............9
  Custodian and Portfolio Accountant9
  Transfer Agent....................9
  Independent Public Accountants...10

Purchasing Shares..................10
  Distribution Plan (Institutional Service
    Shares only) and Shareholder Services
    Agreement......................10

Determining Net Asset Value........10
  Valuing Municipal Securities.....10
  Use of Amortized Cost............10

Redeeming Shares...................10
  Redemption in Kind...............11

Massachusetts Partnership Law......11

Tax Status.........................11
  The Trust's Tax Status...........11

Total Return.......................11

Yield..............................11
  Tax-Equivalent Yield.............12
  Tax-Equivalency Table............12
  Performance Comparisons..........13
  Economic and Market Information..13

About Federated Investors, Inc.....13
  Mutual Fund Market...............14
  Institutional Clients............14
  Bank Marketing...................14
  Broker/Dealers and Bank Broker/Dealer
  Subsidiaries.....................14

Appendix...........................15

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 8, 1981. The name of the Trust was Federated Short-Intermediate Municipal Trust prior to August 23, 1993. On August 23, 1993, the shareholders of the Trust voted to change the name of the Trust to Short-Term Municipal Trust. On December 15, 1994, the name of the Trust was changed from Short-Term Municipal Trust to Federated Short-Term Municipal Trust.

Shares of the Trust are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.




The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax.

Acceptable Investments
The Trust attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. The investment objective and the policy stated above cannot be changed without the approval of shareholders. The investment policies described below may be changed without shareholder approval.

Characteristics
  The municipal securities in which the Trust invests have the characteristics set forth in the prospectuses. The Trust may use similar services or ratings other than Moody's Investors Service, Inc. ("Moody's") Standard & Poor's ("S&P"), or Fitch IBCA, Inc. ("Fitch"). If a security's rating is reduced below the required minimum after the Trust has purchased it, the Trust is not required to sell the security, but may consider doing so. If ratings made by Moody's, S&P, or Fitch change because of changes in those organizations or in their rating systems, the Trust will try to use comparable ratings as standards in accordance with the investment policies described in the Shares' prospectuses.

Participation Interests
  The financial institutions from which the Trust purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Trust the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Trust. By purchasing participation interests having a seven day demand feature, the Trust is buying a security meeting the quality requirements of the Trust and also is receiving the tax-free benefits of the underlying securities.

Variable Rate Municipal Securities
  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Trust are subject to repayment of principal (usually within seven days) on the Trust's demand. For purposes of determining the Trust's average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.



Futures Transactions
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

"Margin" in Futures Transactions
  Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in liquid securities with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.



When-Issued and Delayed Delivery Transactions
These transactions are made to secure what is considered to be an advantageous price and yield for the Trust. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to the extent that would cause the segregation of more than 20% of the total value of its assets.

Portfolio Turnover
The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. During the fiscal years ended June 30, 1997 and 1996, the portfolio turnover rates were 50% and 20%, respectively.

Investment Limitations
Diversification of Investments
  The Trust will not purchase the securities of any issuer (except cash and cash instruments and securities issued or guaranteed by the United States government, its agencies and instrumentalities) if, as a result, more than 5 percent of its total assets would be invested in the securities of such issuer. For purposes of this limitation, each governmental subdivision, i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia, shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. In the case of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user, then such non-governmental user will be deemed to be the sole issuer. If, however, in the case of an industrial development bond or governmental issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer (as above defined) subject to limited exclusions allowed by the Investment Company Act of 1940.

Borrowing Money
  The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.) While any such borrowings are outstanding, no net purchases of investment securities will be made by the Trust. If, due to market fluctuations or other reasons, the value of the Trust's assets falls below 300% of its borrowings, the Trust will reduce its borrowings within three business days. To do this, the Trust may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

Pledging Assets
  The Trust will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

Underwriting
  The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Investing in Real Estate
  The Trust will not buy or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

Investing in Commodities or Minerals
  The Trust will not buy or sell commodities, commodity contracts, or oil, gas, or other mineral exploration or development programs.

Making Loans
  The Trust will not make loans, but may acquire publicly or nonpublicly issued municipal securities as permitted by its investment objective, policies, and limitations.

Selling Short and Buying on Margin
  The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Issuing Senior Securities
  The Trust will not issue senior securities, except as permitted by its investment objective and policies.

 The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Acquiring Securities
  The Trust will not acquire voting securities, except as part of a merger, consolidation, reorganization, or acquisition of assets. The Trust will not invest in securities issued by any other investment company or investment trust.

Investing in Illiquid Securities
  The Trust will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities.

   The Trust does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its assets would be invested in the securities of governmental subdivisions located in any one state, territory, or possession of the United States.

   Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in violation of such restriction.

   The Trust did not borrow money, pledge securities or invest in illiquid securities or restricted securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

   For purposes of this limitation, the Trust considers cash instruments and items to be instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of the investment.

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Short-Term Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza--23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Director or Trustee of the Funds; Public Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner..


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp..


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp..

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

Trust Ownership
As of June 27, 1998, Officers and Trustees as a group owned 373,954 (2.14%) of the outstanding Institutional Shares of the Trust. As of the same date, Officers and Trustees owned less than 1% of the Institutional Service Shares of the Trust.

As of June 27, 1998 the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: John H. Seale, Jaspar, Texas, owned approximately 68,544 Shares (6.22%);CPB Trust Division Fiduciary Account, Honolulu, Hawaii, owned approximately 117,281 Shares (10.64%);FAM & Co., Logansport, Indiana, owned approximately 56,517 Shares (5.13%); and Donaldson Lufkin Jenrette Securities Corporation, Inc, Jersey City, New Jersey, owned approximately 68,027 Shares (6.17%).

As of June 27, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Trust: Charles Schwab & Co., Inc., San Francisco, California owned approximately 2,324,904 Shares (13.29%).






Trustee Compensation
                        AGGREGATE
    NAME,             COMPENSATION...
    POSITION WITH         FROM.......TOTAL COMPENSATION PAID
    Trust                Trust*#.....FROM FUND COMPLEX
John F. Donahue,           $0        $0 for the Trust and
Chairman and Trustee                 56 other investment companies in the Fund Complex

Thomas G. Bigley,     $______        $111,222 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

John T. Conroy,       $______        $122,362 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

William J. Copeland,  $______        $122,362 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

James E. Dowd,        $______        $122,362 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.,$______      $111,222 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.,$______      $122,362 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

Glen R. Johnson,           $0        $-0- for the Trust and
President and Trustee                8 other investment companies in the Fund Complex

Peter E. Madden,       $_____        $111,222 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

John E. Murray, Jr.,   $_____        $111,222 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

Wesley W. Posvar,      $_____        $111,222 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

Marjorie P. Smuts,     $_____        $111,222 for the Trust and
Trustee                              56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended June 30, 1998.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

  The information is provided for the last calendar year.



Trustee Liability
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.




Adviser to the Trust
   The Trust's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors, Inc. All of the securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The Adviser shall not be liable to the Trust or its shareholders for any losses that may be sustained in the purchase, holding, or sale of any security, for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectuses. During the fiscal years ended June 30, 1998, 1997, and 1996, the Trust's adviser earned $_____, $866,632, and
$837,213, respectively, which were reduced by $______, $293,339, and $266,026, respectively, because of undertakings to limit the Trust's expenses.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.



   When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended June 30, 1998, 1997 and 1996, the Trust paid ___brokerage commissions. Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.


Trust Administration
Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, Inc., served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended June 30, 1998, 1997, and 1996, the Administrators earned $_____, $163,655, and
$158,326, respectively.

Custodian and Portfolio Accountant
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

Transfer Agent
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, number of accounts and transactions made by shareholders.

Independent Public Accountants
The independent auditors for the Trust are Arthur Andersen LLP, Pittsburgh, PA.




Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."

Distribution Plan (Institutional Service Shares Only) and Shareholder Services Agreement These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. With respect to the Institutional Service Shares, by adopting the Distribution Plan, the Board of Trustees expects that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended June 30, 1997 payments in the amount of $19,226 were made pursuant to the Distribution Plan (Institutional Service Shares only) of which $18,457 was waived. In addition, for this period, the Trust paid shareholder service fees in the amount of $541,645, of which $523,188 was waived.




Net asset value generally changes each day. The days on which the net asset value is calculated by the Trust are described in each respective prospectus.

Valuing Municipal Securities
The Trustees use an independent pricing service to value municipal securities. The independent pricing service takes into consideration: yield; stability; risk; quality; coupon rate; maturity; type of issue; trading characteristics; special circumstances of a security or trading market; and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

Use of Amortized Cost
The Trustees have decided that the fair value of municipal securities authorized to be purchased by the Trust with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Trust's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.




The Trust redeems Shares at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in each respective prospectus under "Redeeming Institutional Shares" or "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Trust's portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to a lesser of $250,000 or 1% of a class's net asset value during any 90-day period.




Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Trust. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.




The Trust's Tax Status
The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.




The average annual total return for each class of shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming monthly reinvestment of all dividends and distributions.

The Trust's average annual total returns for Institutional Shares for the one-year, five-year, and ten-year periods ended June 30, 1997, were 4.59%, 4.15%, and 4.99%, respectively. The Trust's average annual total return for Institutional Service Shares for the fiscal year ended June 30, 1997 and for the period since inception (August 31, 1993, date of initial public offering), to June 30, 1997 was 4.33% and 3.70% respectively.




The Trust's yields for the thirty-day period ended June 30, 1997, for Institutional Shares and Institutional Service Shares were 3.93% and 3.68%, respectively.

The yield for both classes of shares of the Trust is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of shares over a thirty-day period by the maximum offering price per share of either class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial intermediaries charge fees in connection with services provided in conjunction with an investment in either class of shares, performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield
The Trust's tax-equivalent yields for the thirty-day period ended June 30, 1997, for Institutional Shares and Institutional Service Shares were 5.46% and 5.11%, respectively.

The tax-equivalent yield of the Trust is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Trust would have had to earn to equal its actual yield, assuming the shareholder is in the 28% tax-bracket and that income is 100% tax-exempt.

Tax-Equivalency Table
The Trust may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Trust's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                         TAXABLE YIELD EQUIVALENT FOR 1998
                                                      MULTISTATE MUNICIPAL FUND
      FEDERAL INCOME TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER
      RETURN      42,350    102,300      155,950       278,450      $278,450

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER
      RETURN      25,350    61,400       128,100       278,450      $278,450

      Tax-Exempt
      Yield                   Taxable Yield Equivalent

        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%
        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%
        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%
        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%
        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%
        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%
        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%
        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%
        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%
        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%
        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%
        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%
        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%
        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%
        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.




The performance of both classes of Shares depends upon such variables as:

  o portfolio quality;

  o average portfolio maturity;

  o type of instruments in which the portfolio is invested;

  o changes in interest rates and market value of portfolio securities;

  o changes in the Trust's expenses or either class of Shares' expenses; and

  o various other factors.

Either class of Shares' performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

  o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "intermediate municipal bond funds" category in advertising and sales literature.

  o The Lehman Brothers 5-Year G.O. Bond Index is a composite measure of total return performance for the municipal bond market on those municipal bonds with maturities of five years. The securities on this index include ratings categories of A and Aaa. Total returns are calculated twice monthly as well as for one-month, three-month, and twelve-month periods. Total returns are also calculated as of the beginning of the index inception on December 31, 1979.

  o The Lehman Brothers 3-Year G.O. Bond Index is a total return performance benchmark for the short-term general obligation sector of the tax-exempt bond market. Returns and attributes for the index are calculated semi-monthly.

  o The Lehman Brothers 1-Year G.O. Bond Index has a maturity of 1 to 2 years and includes State and Local General Obligation bonds. Total returns for the index are calculated semi-monthly.

  o Morningstar, Inc., An independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information
Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Trust portfolio managers and their views and analysis on how such developments could affect the Trust. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.






Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the municipal sector, as of December 31, 1997, Federated Investors, Inc. managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and International - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients
Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.



Bank Marketing
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/ dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ranking in several DALBAR Surveys. DALBAR, Inc is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.





























* Source: Investment Company Institute

Standard and Poor's ("S&P") Municipal Bond Ratings
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc. ("Moody's") Municipal Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch IBCA, Inc. "Fitch" Investment Grade Bond Ratings
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Standard and Poor's Municipal Note Ratings
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Moody's Investors Service, Inc. Short-Term Loan Ratings
MIG1/VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Standard and Poor's Commercial Paper Ratings
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Ratings
P-1--Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

o    leading market positions in well-established industries;

o    high rates of return on funds employed;

o conservative capitalization structure with moderate reliance on debt and ample asset protection;

o broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o well-established access to a range of financial markets and assured sources of alternative liquidity.

P-2--Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.





Federated Short-Term Municipal Trust
Institutional Service Shares


Prospectus





The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated Short-Term Municipal Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this prospectus for future reference.

   The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated August 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.















Prospectus dated August 31, 1998

Summary of Trust Expenses............  1

Financial Highlights--Institutional Service Shares           2

General Information..................  3
  Year 2000 Statement...................................................       3

Investment Information...............  3
  Investment Objective...............  3
  Investment Policies................  3
  Municipal Securities...............  4
  Investment Risks...................  5
  Investment Limitations.............  5

Trust Information....................  5
  Management of the Trust............  5
  Distribution of Institutional
    Service Shares...................  6
  Administration of the Trust........  7

Net Asset Value......................  7

Investing in Institutional Service Shares       7
  Share Purchases....................  7
  Minimum Investment Required........  7
  What Shares Cost...................  7
  Account Activity...................  8
  Dividends..........................  8
  Capital Gains......................  8

Redeeming Institutional Service Shares    8
  Telephone Redemption...............  8
  Written Requests...................  8
  Accounts with Low Balances.........  9

Shareholder Information..............  9
  Voting Rights......................  9

Tax Information......................  9
  Federal Income Tax.................  9
  State and Local Taxes.............. 10

Performance Information.............. 10

Other Classes of Shares.............. 10

Financial Highlights--Institutional Shares       11

Financial Statements................. 12

Report of Independent Public Accountants        24

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 8, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares (the "Shares") of the Trust.

Shares of the Trust are sold primarily to retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of municipal securities. A minimum initial investment of $25,000 over a 90-day period is required. The Trust may not be a suitable investment for retirement plans since it invests in municipal securities.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

   Year 2000 Statement.
 Like other mutual funds and business organizations worldwide, the Trust's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Trust and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the



Investment Objective
The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. Interest income of the Trust that is exempt from federal regular income tax retains its tax-free status when distributed to the Trust's shareholders. The Trust attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax-exempt. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective, and the above investment policy, cannot be changed without approval of shareholders.

Investment Policies
The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Acceptable Investments
The municipal securities in which the Trust invests are:

n debt obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these, including industrial development bonds, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Trust and/or the investment adviser to the Trust, exempt from federal regular income tax; and

n participation interests, as described below, in any of the above obligations.

Average Maturity
The dollar-weighted average maturity of the Trust's portfolio of municipal securities will be less than three years. For purposes of determining the dollar-weighted average maturity of the Trust's portfolio, the maturity of a municipal security will be its ultimate maturity, unless it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding, or redemption provision, in which case the maturity date will be the date on which it is probable that the security will be called, refunded, or redeemed. If the municipal security includes the right to demand payment, the maturity of the security for purposes of determining the Trust's dollar-weighted average maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment.

Characteristics
The municipal securities in which the Trust invests are:

n rated within the four highest ratings for municipal securities by Moody's
  Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa) or by
  Standard & Poor's ("S&P") and Fitch IBCA, Inc. ("Fitch") (AAA, AA, A, or BBB); n guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;
n rated at the time of purchase within the two highest ratings categories of Moody's short-term municipal securities ratings, (MIG1/VMIG1, MIG2/VMIG2) or Moody's municipal commercial paper ratings, (P-1, P-2) or S&P's municipal note rating, (SP-1, SP-2) or S&P's municipal commercial paper and short-term ratings, (A-1, A-2); or
n unrated, if at the time of purchase, determined by the Trust's investment adviser to be of comparable quality to municipal securities as stated above.



Downgraded securities will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The prices of fixed income securities fluctuate inversely to the direction of interest rates. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

Participation Interests
The Trust may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Trust an undivided interest in municipal securities. The financial institutions from which the Trust purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Trust.

Variable Rate Municipal Securities
Some of the municipal securities which the Trust purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate or interest rate index or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable rate municipal securities will be treated as maturing on the date of the next scheduled adjustment to the interest rate for purposes of determining the dollar-weighted average maturity of the portfolio.

   Inverse Floaters
The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

Financial Futures
The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

  Risks
  When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

When-Issued and Delayed Delivery Transactions
The Trust may purchase municipal securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments. Temporary Investments From time to time on a temporary basis, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in short-term temporary investments which may or may not be exempt from federal income tax. Temporary investments include: tax-exempt variable and floating rate demand notes; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of domestic branches of U.S. banks; and repurchase agreements (arrangements in which the organization selling the Trust a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price). There are no rating requirements applicable to temporary investments with the exception of temporary municipal securities which are subject to the same rating requirements as all other municipal securities in which the Trust invests. However, the investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Trust. Although the Trust is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. Municipal Securities Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment. The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds. Investment Risks Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal bond markets; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Investment Limitations
The Trust will not:

n Invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations); or n borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Trust will not:
n commit more than 15% of its net assets to illiquid obligations;
n invest more than 5% of its total assets in industrial development bonds of issuers that have a record of less than three years of continuous operations.



Management of the Trust
Board of Trustees
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

Investment Adviser
Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

Advisory Fees
  The Trust's Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. Under the investment advisory contract, the Adviser will reimburse the Trust the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including its investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

Adviser's Background
     Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc..

Jeff A. Kozemchak has been the Trust's portfolio manager since June 1996. Mr. Kozemchak joined Federated Investors, Inc. or its predecessor in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Mr. Kozemchak served as an Assistant Vice President of the investment adviser from 1990 until 1992. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson has been the Trust's portfolio manager since January 1997. Ms. Ochson joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Vice President of the Trust's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice president of the Trust's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Federated Management and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

Distribution of Institutional Service Shares

   Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

Distribution Plan and Shareholder Services
Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying, or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.

   In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

Supplemental Payments to Financial Institutions
In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

Administration of the Trust
Administrative Services
Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. ("Federated Funds") as specified below:

 Maximum    Average Aggregate
   Fee      Daily Net Assets
  0.150% on the first $250 million 0.125% on the next $250 million 0.100% on the next $250 million 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.




The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares may differ from that of Institutional Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.




Share Purchases
Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. Shares may be purchased either by wire or by mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request. By Wire To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Short-Term Municipal Trust--Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement. By Mail To purchase Shares by mail, send a check made payable to Federated Short-Term Municipal Trust-Institutional Service Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received. Minimum Investment Required The minimum initial investment in Shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. The minimum investment for an institutional investor will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment. What Shares Cost Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Account Activity

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

Dividends
Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional Shares unless cash payments are requested by contacting the Trust.

Capital Gains
Distributions of net realized long-term capital gains realized by the Trust, if any, will be made at least annually.




The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions may be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

Telephone Redemption
Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

Written Requests

Shares may also be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name and class of shares, his account number, and the share or dollar amount requested. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

Signatures
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

n a trust company or commercial bank whose deposits are insured by the Bank
  Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

n a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;

n a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

n any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934, as amended.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Receiving Payment
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.




Voting Rights
Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called for this purpose by the Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.




Federal Income Tax
The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Interest on certain "private activity" bonds issued after August 7, 1986, is treated as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Trust may purchase all types of municipal bonds, including private activity bonds. Thus, while the Trust has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Trust's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Trust which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Trust dividend, and alternative minimum taxable income does not include the portion of the Trust's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

State and Local Taxes
   Because interest received by the Trust may not be exempt from all state and local taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




From time to time the Trust advertises its total return, yield, and tax-equivalent yield for Institutional Service Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Trust is sold without any sales charge or other similar non-recurring charges.

Total return, yield, and tax-equivalent yield will be calculated separately for Shares and Institutional Shares.

From time to time, advertisements for the Trust may refer to ratings, rankings and other information in certain financial publications and/or compare the Trust's performance to certain indices.




The Trust also offers another class of shares called Institutional Shares.

   Institutional Shares are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors, Inc.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses; however, Institutional Shares are sold at net asset value, distributed without a 12b-1 Plan, and are subject to a minimum initial investment of $25,000. Expense differences between Institutional Service Shares and Institutional Shares may affect the performance of each class.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

Federated Short-Term Municipal Trust
Institutional Service Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Short-Term Municipal Trust
Institutional Service Shares

Prospectus
August 31, 1998
A No-Load, Open-End, Diversified
Management Investment Company

Federated Securities Corp., Distributor

Cusip 313907206
8072507A-SS (8/98)




PART C.    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits:
(a)   Financial Statements. (Filed in Part A)
(b)   Exhibits:
      (1)   (i)   Conformed Copy of Declaration of Trust of the Registrant;(13)
            (ii)  Conformed Copy of Amendment No. 1 to the Declaration of
                  Trust; (13)
            (ii)  Conformed Copy of Amendment No. 2 to the Declaration of
                  Trust; (13)
            (ii)  Conformed Copy of Amendment No. 3 to the Declaration of
                  Trust; (13)
            (iii) Conformed Copy of Amendment No. 4 to the Declaration of Trust
                  of Registrant; (12)
      (2)   (i) Copy of the By-Laws of the Registrant; (13) (ii)
            Copy of Amendment to the By-Laws; (7) (iii) Copy of
            Amendment No. 5 to the By-Laws; + (iv) Copy of Amendment
            No. 6 to the By-Laws; + (v) Copy of Amendment No. 7 to
            the By-Laws; + (vi) Copy of Amendment No. 8 to the
            By-Laws; +
      (3)   Not applicable;
      (4)   Copy of Specimen Certificate of Shares; (13)
      (5)   Conformed Copy of the Investment Advisory Contract; (9)
      (6)   (i)   Conformed Copy of the Distributor's       Contract of the
                  Registrant; (11)
            (ii) The Registrant hereby incorporates the conformed
            copy of the specimen Mutual Funds Sales and Service
            Agreement; Mutual Funds Service Agreement; and Plan Item
            24 (b) (6) of the Cash Trust Series II Registration
            Statement on Form N-1A, filed with the Commission on
            July 24, 1995. (File Numbers 33-38550 and 811-6269).
      (7)   Not applicable;
      (8)   Conformed Copy of the Custodian Agreement of the Registrant; (11)
            (i)   Conformed Copy of Domestic Custody Fee  Schedule; +
      (9)   (i)   Conformed Copy of Agreement for Fund Accounting Services,
                  Administrative Services, Transfer Agency
            Services, and ....Custody Services Procurement; (14)
---------------
+     All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed August 24, 1987. (File Nos. 2-72277 and 811-3181)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed August 24, 1989. (File Nos. 2-72277 and 811-3181)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 26, 1994. (File Nos. 2-72277 and 811-3181)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 25, 1995. (File Nos. 2-72277 and 811-3181)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed April 25, 1996. (File Nos. 2-72277 and 811-3181)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed August 26, 1996. (File Nos. 2-72277 and 811-3181)

                        (ii) The responses described in Item 24 (b)(6)(ii) are
                         hereby incorporated by reference.
                        (iii) The registrant hereby incorporates the conformed copy of the Shareholder Services Sub- Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811- 3375) (iv)
                        Conformed Copy of Amended and Restated Shareholder Services Agreement; +
                  (10) Copy of Opinion and Consent of Counsel as to the legality of shares being registered; (2)
                  (11) Conformed Copy of the Consent of Independent Public Accountants; (15)
                  (12)  Not applicable;
                  (13)  Copy of Initial Capital Understanding; (13)
                  (14)  Not applicable;
                  (15)  Conformed Copy of Rule 12b-1 Plan; (11)
                  (16)  Schedule for Computation of Fund Performance Data; (8)
                  (17)  Copy of Financial Data Schedules; (15)
                  (18) The Registrant hereby incorporates the Conformed Copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)
                  (19)  Power of Attorney; (15)

Item 25.    Persons Controlled by or Under Common Control with
            Registrant:
            None

Item 26.    Number of Holders of Securities:

                              Number of Record Holders
            Title of Class      as of June 27, 1998

            Shares of Beneficial Interest
            (no par value)
            Institutional Shares                1,277
            Institutional Service Shares        183

Item 27.    Indemnification:  (10)
---------------------------
+     All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed August 4, 1981. (File Nos. 2-72277 and 811-3181)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed August 22, 1988. (File Nos. 2-72277 and 811-3181)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 26, 1994. (File Nos. 2-72277 and 811-3181)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed April 25, 1996. (File Nos. 2-72277 and 811-3181)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 25, 1997. (File Nos. 2-72277 and 811-3181)


Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Short-Term Municipal Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

      The remaining Officers of the investment adviser are:

Executive Vice Presidents:    William D. Dawson, III
      ......                  Henry A. Frantzen
      ......                  J. Thomas Madden

Senior Vice Presidents:       Joseph M. Balestrino
      ......                  Drew J. Collins
      ......                  Jonathan C. Conley
      ......                  Deborah A. Cunningham
      ......                  Mark E. Durbiano
      ......                  Sandra L. McInerney
      ......                  J. Alan Minteer
      ......                  Susan M. Nason
      ......                  Mary Jo Ochson
      ......                  Robert J. Ostrowski

Vice Presidents:        Todd A. Abraham
      ......            J. Scott Albrecht
      ......            Randall S. Bauer
      ......            David A. Briggs
      ......            Micheal W. Casey
      ......            Kenneth J. Cody
      ......            Alexandre de Bethmann
      ......            Michael P. Donnelly
      ......            Linda A. Duessel
      ......            Donald T. Ellenberger
      ......            Kathleen M. Foody-Malus
      ......            Thomas M. Franks
      ......            Edward C. Gonzales
      ......            James E. Grefenstette
      ......            Susan R. Hill
      ......            Stephen A. Keen
      ......            Robert K. Kinsey
      ......            Robert M. Kowit
      ......            Jeff A. Kozemchak
      ......            Steven Lehman
      ......            Marian R. Marinack
      ......            Charles A. Ritter
      ......            Scott B. Schermerhorn
      ......            Frank Semack
      ......            Aash M. Shah
      ......            Christopher Smith
      ......            William F. Stotz
      ......            Tracy P. Stouffer
      ......            Edward J. Tiedge
      ......            Paige M. Wilhelm
      ......            Jolanta M. Wysocka

Assistant Vice Presidents:
      ......            Stefanie L. Bachhuber
      ......            Arthur J. Barry
      ......            Robert E. Cauley
      ......            Lee R. Cunningham, II
      ......            Paul S. Drotch
      ......            Salvatore A. Esposito
      ......            Donna M. Fabiano
      ......            John T. Gentry
      ......            William R. Jamison
      ......            Constantine Kartsonsas
      ......            Natalie F. Metz
      ......            Joseph M. Natoli
      ......            Keith J. Sabol
      ......            John Sheehy
      ......            Michael W. Sirianni
      ......            Gregg S. Tenser
      ......            Leonardo A. Vila
      ......            Lori A. Wolff

Secretary:..            Stephen A. Keen

Treasurer:..            Thomas R. Donahue

Assistant Secretaries:  Thomas R. Donahue
      ......            Richard B. Fisher
      ......            Christine I. McGonigle

Assistant Treasurer:    Richard B. Fisher

The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

      (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President, Federated,
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.    Location of Accounts and Records:

      Registrant                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7000

      Federated Shareholder
      Services Company                          Federated Investors Tower
      ("Transfer Agent, Dividend                1001 Liberty Avenue
      ----------------
Disbursing Agent and                            Pittsburgh, PA 15222-3779
      Portfolio Recordkeeper")


      Federated Administrative Services         Federated Investors Tower
      ("Administrator")                         1001 Liberty Avenue
      ---------------------------------
                                                Pittsburgh, PA 15222-3779


      Federated Management                      Federated Investors Tower
      ("Adviser")                               1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779


      State Street Bank and Trust Company       P.O. Box 8600
      ("Custodian")                             Boston, MA 02266-8600

Item 31.                                  Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                                    SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED SHORT-TERM MUNICIPAL TRUST has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of June, 1998.

                      FEDERATED SHORT-TERM MUNICIPAL TRUST

                  BY: /s/ Matthew S. Hardin
                  Matthew S. Hardin, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  June 30, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Matthew S. Hardin
      Matthew S. Hardin           Attorney In Fact          June 30, 1998
              ---------
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President and Trustee

Edward C. Gonzales*               Executive Vice President

John W. McGonigle*                Secretary, Treasurer and Executive
                                  Vice President
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Glen R. Johnson*                  Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney